Available-for-Sale Securities - Interest-bearing Investments in Available-for-Sale Securities (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 977,669	$ 894,507
Gross Unrealized Gains	242	436
Gross Unrealized Losses	272	181
Fair Value	977,639	894,762
Money Market Funds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	649,745	565,216
Fair Value	649,745	565,216
U.S. Government Treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	118,652	198,031
Gross Unrealized Gains	88	133
Gross Unrealized Losses	32
Fair Value	118,708	198,164
Corporate Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	102,387	81,599
Gross Unrealized Gains	152	223
Gross Unrealized Losses	119	95
Fair Value	102,420	81,727
U.S. Agency Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	41,658	25,529
Gross Unrealized Losses	9
Fair Value	41,649	25,529
Commercial Paper and Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	28,509	10,090
Fair Value	28,509	10,090
Supranational and Sovereign Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	5,804	6,318
Gross Unrealized Losses	5	7
Fair Value	5,799	6,311
Government-Guaranteed Debt [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,185	6,766
Gross Unrealized Gains	2	80
Fair Value	1,187	6,846
Mortgages [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	569	958
Gross Unrealized Losses	42	79
Fair Value	527	879
Asset Backed Obligations [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	29,160
Gross Unrealized Losses	65
Fair Value	$ 29,095